Plan Assets by Asset Category (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
U.S. Pension Plans
Retirement Plans [Line Items]
Fair value of plan assets	$ 2,606	$ 2,504	$ 2,656
U.S. Pension Plans | Cash
Retirement Plans [Line Items]
Fair value of plan assets	75	25
U.S. Pension Plans | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets	500	435
U.S. Pension Plans | Small-Cap
Retirement Plans [Line Items]
Fair value of plan assets	235	224
U.S. Pension Plans | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets	472	443
U.S. Pension Plans | Government
Retirement Plans [Line Items]
Fair value of plan assets	248	220
U.S. Pension Plans | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets	753	822
U.S. Pension Plans | Hedge Funds
Retirement Plans [Line Items]
Fair value of plan assets		4
U.S. Pension Plans | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets	323	331
Non-U.S. Pension
Retirement Plans [Line Items]
Fair value of plan assets	1,177	1,201	1,656
Non-U.S. Pension | Cash
Retirement Plans [Line Items]
Fair value of plan assets	98	178
Non-U.S. Pension | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets	68	68
Non-U.S. Pension | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets	104	112
Non-U.S. Pension | International - Emerging
Retirement Plans [Line Items]
Fair value of plan assets	16	16
Non-U.S. Pension | Government
Retirement Plans [Line Items]
Fair value of plan assets	441	300
Non-U.S. Pension | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets	220	346
Non-U.S. Pension | Hedge Funds
Retirement Plans [Line Items]
Fair value of plan assets	172	155
Non-U.S. Pension | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets	58	26
Postretirement Benefits
Retirement Plans [Line Items]
Fair value of plan assets	194	219	226
Postretirement Benefits | Cash
Retirement Plans [Line Items]
Fair value of plan assets	10	7
Postretirement Benefits | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets	30	36
Postretirement Benefits | Small-Cap
Retirement Plans [Line Items]
Fair value of plan assets	10	10
Postretirement Benefits | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets	22	24
Postretirement Benefits | International - Emerging
Retirement Plans [Line Items]
Fair value of plan assets	10	14
Postretirement Benefits | Government
Retirement Plans [Line Items]
Fair value of plan assets	22	25
Postretirement Benefits | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets	67	73
Postretirement Benefits | Commodities
Retirement Plans [Line Items]
Fair value of plan assets	12	16
Postretirement Benefits | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets	11	14
Quoted Prices in Active Markets (Level 1) | U.S. Pension Plans
Retirement Plans [Line Items]
Fair value of plan assets	2,114	1,996
Quoted Prices in Active Markets (Level 1) | U.S. Pension Plans | Cash
Retirement Plans [Line Items]
Fair value of plan assets	75	25
Quoted Prices in Active Markets (Level 1) | U.S. Pension Plans | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets	500	435
Quoted Prices in Active Markets (Level 1) | U.S. Pension Plans | Small-Cap
Retirement Plans [Line Items]
Fair value of plan assets	235	224
Quoted Prices in Active Markets (Level 1) | U.S. Pension Plans | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets	472	443
Quoted Prices in Active Markets (Level 1) | U.S. Pension Plans | Government
Retirement Plans [Line Items]
Fair value of plan assets	217	194
Quoted Prices in Active Markets (Level 1) | U.S. Pension Plans | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets	615	675
Quoted Prices in Active Markets (Level 1) | U.S. Pension Plans | Hedge Funds
Retirement Plans [Line Items]
Fair value of plan assets		0
Quoted Prices in Active Markets (Level 1) | U.S. Pension Plans | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Quoted Prices in Active Markets (Level 1) | Non-U.S. Pension
Retirement Plans [Line Items]
Fair value of plan assets	804	1,026
Quoted Prices in Active Markets (Level 1) | Non-U.S. Pension | Cash
Retirement Plans [Line Items]
Fair value of plan assets	98	178
Quoted Prices in Active Markets (Level 1) | Non-U.S. Pension | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets	68	68
Quoted Prices in Active Markets (Level 1) | Non-U.S. Pension | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets	104	112
Quoted Prices in Active Markets (Level 1) | Non-U.S. Pension | International - Emerging
Retirement Plans [Line Items]
Fair value of plan assets	16	16
Quoted Prices in Active Markets (Level 1) | Non-U.S. Pension | Government
Retirement Plans [Line Items]
Fair value of plan assets	319	300
Quoted Prices in Active Markets (Level 1) | Non-U.S. Pension | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets	192	346
Quoted Prices in Active Markets (Level 1) | Non-U.S. Pension | Hedge Funds
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Quoted Prices in Active Markets (Level 1) | Non-U.S. Pension | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets	7	6
Quoted Prices in Active Markets (Level 1) | Postretirement Benefits
Retirement Plans [Line Items]
Fair value of plan assets	194	219
Quoted Prices in Active Markets (Level 1) | Postretirement Benefits | Cash
Retirement Plans [Line Items]
Fair value of plan assets	10	7
Quoted Prices in Active Markets (Level 1) | Postretirement Benefits | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets	30	36
Quoted Prices in Active Markets (Level 1) | Postretirement Benefits | Small-Cap
Retirement Plans [Line Items]
Fair value of plan assets	10	10
Quoted Prices in Active Markets (Level 1) | Postretirement Benefits | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets	22	24
Quoted Prices in Active Markets (Level 1) | Postretirement Benefits | International - Emerging
Retirement Plans [Line Items]
Fair value of plan assets	10	14
Quoted Prices in Active Markets (Level 1) | Postretirement Benefits | Government
Retirement Plans [Line Items]
Fair value of plan assets	22	25
Quoted Prices in Active Markets (Level 1) | Postretirement Benefits | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets	67	73
Quoted Prices in Active Markets (Level 1) | Postretirement Benefits | Commodities
Retirement Plans [Line Items]
Fair value of plan assets	12	16
Quoted Prices in Active Markets (Level 1) | Postretirement Benefits | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets	11	14
Significant Other Observable Inputs (Level 2) | U.S. Pension Plans
Retirement Plans [Line Items]
Fair value of plan assets	169	173
Significant Other Observable Inputs (Level 2) | U.S. Pension Plans | Cash
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) | U.S. Pension Plans | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) | U.S. Pension Plans | Small-Cap
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) | U.S. Pension Plans | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) | U.S. Pension Plans | Government
Retirement Plans [Line Items]
Fair value of plan assets	31	26
Significant Other Observable Inputs (Level 2) | U.S. Pension Plans | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets	138	147
Significant Other Observable Inputs (Level 2) | U.S. Pension Plans | Hedge Funds
Retirement Plans [Line Items]
Fair value of plan assets		0
Significant Other Observable Inputs (Level 2) | U.S. Pension Plans | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) | Non-U.S. Pension
Retirement Plans [Line Items]
Fair value of plan assets	322	155
Significant Other Observable Inputs (Level 2) | Non-U.S. Pension | Cash
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) | Non-U.S. Pension | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) | Non-U.S. Pension | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) | Non-U.S. Pension | International - Emerging
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) | Non-U.S. Pension | Government
Retirement Plans [Line Items]
Fair value of plan assets	122	0
Significant Other Observable Inputs (Level 2) | Non-U.S. Pension | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets	28	0
Significant Other Observable Inputs (Level 2) | Non-U.S. Pension | Hedge Funds
Retirement Plans [Line Items]
Fair value of plan assets	172	155
Significant Other Observable Inputs (Level 2) | Non-U.S. Pension | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) | Postretirement Benefits
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) | Postretirement Benefits | Cash
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) | Postretirement Benefits | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) | Postretirement Benefits | Small-Cap
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) | Postretirement Benefits | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) | Postretirement Benefits | International - Emerging
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) | Postretirement Benefits | Government
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) | Postretirement Benefits | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) | Postretirement Benefits | Commodities
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) | Postretirement Benefits | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | U.S. Pension Plans
Retirement Plans [Line Items]
Fair value of plan assets	323	335	302
Fair Value, Inputs, Level 3 | U.S. Pension Plans | Cash
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | U.S. Pension Plans | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | U.S. Pension Plans | Small-Cap
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | U.S. Pension Plans | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | U.S. Pension Plans | Government
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | U.S. Pension Plans | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | U.S. Pension Plans | Hedge Funds
Retirement Plans [Line Items]
Fair value of plan assets	0	4	17
Fair Value, Inputs, Level 3 | U.S. Pension Plans | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets	323	331	285
Fair Value, Inputs, Level 3 | Non-U.S. Pension
Retirement Plans [Line Items]
Fair value of plan assets	51	20	98
Fair Value, Inputs, Level 3 | Non-U.S. Pension | Cash
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Non-U.S. Pension | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Non-U.S. Pension | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Non-U.S. Pension | International - Emerging
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Non-U.S. Pension | Government
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Non-U.S. Pension | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Non-U.S. Pension | Hedge Funds
Retirement Plans [Line Items]
Fair value of plan assets	0	0	89
Fair Value, Inputs, Level 3 | Non-U.S. Pension | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets	51	20	$ 9
Fair Value, Inputs, Level 3 | Postretirement Benefits
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Postretirement Benefits | Cash
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Postretirement Benefits | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Postretirement Benefits | Small-Cap
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Postretirement Benefits | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Postretirement Benefits | International - Emerging
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Postretirement Benefits | Government
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Postretirement Benefits | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Postretirement Benefits | Commodities
Retirement Plans [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Postretirement Benefits | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets	$ 0	$ 0